Goodwill and Other Intangible Assets (Product Rights and License by Therapeutic Category) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	$ 1,678,843		$ 1,798,548
Product rights and licenses
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	1,541,394		1,710,556
Therapeutic class disclosure threshold	5.00%		5.00%
Product rights and licenses | Allergy
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	95,911		111,386
Product rights and licenses | Anti-infectives
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	194,220		145,109
Product rights and licenses | Antineoplastic
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	147,414		51,251
Product rights and licenses | Cardiovascular
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	235,777		309,062
Product rights and licenses | Central Nervous System
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	211,205		273,102
Product rights and licenses | Dermatological
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	79,576		93,644
Product rights and licenses | Endocrine and Metabolic
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	72,400		80,702
Product rights and licenses | Gastrointestinal
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	95,184		121,823
Product rights and licenses | Respiratory System
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	147,448		218,658
Product rights and licenses | Other
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	$ 262,259	[1]	$ 305,819	[1]

[1]	Other consists of numerous therapeutic classes, none of which individually exceeds 5% of total product rights and licenses.